General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024
General and Administrative Expenses [Abstract]
Professional services			$ 3,106,000	$ 7,645,000	$ 5,987,000
Salaries and related expenses			1,171,000	320,000	133,000
Stock based compensation		$ 178	6,000	18,825,000	230,000
Rent and office maintenance				195,000
Depreciation	22,000			4,000
Other expenses			242,000	1,093,000	364,000
Total	$ 3,528,000	$ 1,507,000	$ 4,525,000	$ 28,082,000	$ 6,714,000